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                            BT INSTITUTIONAL FUNDS
                                One South Street
                           Baltimore, Maryland 21202

                                February 1, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC 20549

RE:  BT INSTITUTIONAL FUNDS (the "Trust")
     International Equity
     1933 Act File No. 33-34079
     1940 Act File No. 811-6071

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-named Trust hereby certifies that the definitive forms of prospectus and statement of additional information, dated January 31, 2000, do not differ from the forms of prospectus and statement of additional information contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 30 on January 31, 2000.

If you have any questions regarding this certification, please call me at (410) 895-3776.

                    Very truly yours,

                    /s/ Daniel O. Hirsch
                    --------------------
                    Daniel O. Hirsch
                    Secretary